CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flow from operating activities
Loss for the period	€ (10,833)	€ (7,724)
Depreciation and amortization	1,570	1,842
Foreign currency exchange differences on loans to subsidiaries	(516)	812
Changes in financial assets due to fair value valuation	66	121
Share-based compensation expense	218	334
Change in impairment of trade receivables	13	(40)
Non-cash interest expense on long-term debt	933	564
Change in fair value of derivative equity forward	3,222	(574)
Change in inventory allowance	(57)	(1)
Loss on disposal of property, plant and equipment and intangible assets	17	59
Interest paid	129	138
Interest received	(35)	(58)
Change in deferred tax	(52)	81
Change in working capital	374	(1,523)
Trade and other receivables, inventories and current assets	(1,917)	(711)
Trade payables	192	(607)
Other liabilities, contract liabilities and provisions	2,235	774
Change in restricted cash	(127)	(956)
Income tax payable/receivables	(9)	(23)
Total	(4,951)	(5,969)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(78)	(102)
Proceeds from disposal of financial assets		3,969
Payments to acquire financial assets	(7,464)	(2)
Interest received	35	58
Total	(7,507)	3,923
Cash Flow from financing activities
Repayment of lease liabilities	(160)	(246)
Repayment of long-term debt	(727)	(466)
Proceeds from issuance of long-term debt		5,000
Proceeds from issue of ordinary shares in the form of ADS	18,153
Share issue cost	(2,200)
Change in restricted cash	(2,000)
Interest paid	(129)	(138)
Total	12,937	4,150
Net increase (decrease) in cash and cash equivalents	479	2,104
Cash and cash equivalents at beginning of period	5,324	4,368
Changes to cash and cash equivalents due to foreign exchanges rates	46	(21)
Cash and cash equivalents at end of period	€ 5,849	€ 6,451